SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Waldencast has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation
Principles of Consolidation—The accompanying consolidated financial statements include the accounts of Waldencast and its consolidated subsidiaries. The Company consolidates entities in which the Company has a majority voting interest. The Company eliminates intercompany transactions and accounts in consolidation. The Company separately presents within equity on the consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in the Company's consolidated subsidiaries, and separately presents net income attributable to such parties on the consolidated statements of operations and comprehensive loss.

Segments
Segments—An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses and about which separate financial information is regularly evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources. Similar operating segments can be aggregated into a single operating segment if the businesses are similar. Management has determined that, following the Business Combination, the Company has two operating and reportable segments: Obagi Medical and Milk Makeup, reflecting the manner in which the CODM operates the Company. The Company’s CODM is its Chief Executive Officer.

Use of Estimates
Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, fair value measurements, stock-based compensation, goodwill valuation, inventory valuation, and valuation allowance for deferred tax assets. The Company bases its estimates on historical experience and assumptions that it believes are reasonable at the time. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated balance sheets and consolidated statements of operations and comprehensive loss.

Concentrations of Credit Risk
Concentrations of Credit Risk—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located primarily in the U.S. and considers such risk to be minimal. Such bank deposits may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation insurance limit.
The Company’s accounts receivable primarily represent amounts due from distributors, and third-party logistics companies, directly and indirectly from major retailer located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions, monitoring payment frequency, and requiring customer advance payments in certain circumstances. The Company generally does not require collateral.
As of December 31, 2025, two U.S. customers accounted for 14% and 12% of accounts receivable. As of December 31, 2024, one U.S. customer accounts for 33% of accounts receivable.
During the year ended December 31, 2025, the Company purchased approximately 15%, 10%, and 10% of inventory from three vendors, respectively. During the year ended December 31, 2024, the Company purchased approximately
15% and 12% of inventory from two vendors, respectively. During the year ended December 31, 2023, the Company purchased approximately 17% of inventory from one vendor.
As of December 31, 2025, one vendor exceeded 10% of accounts payable. As of December 31, 2024, no vendor exceeded 10% of accounts payable.
A significant portion of the Company’s revenue is derived from a limited number of customers. Although accounts receivable from these customers may not be significant at period end due to payment terms, timing of collections, or the use of third-party intermediaries, the Company remains exposed to credit and operating risk associated with this customer concentration. Additional information regarding customers that accounted for a significant portion of the Company’s revenue during the periods presented is included in “Note 4. Revenue.”

Cash and Cash Equivalents	Cash and Cash Equivalents—The Company considers highly liquid investments with an initial maturity of three months or less to be cash and cash equivalents.
Restricted Cash
Restricted Cash—The Company’s restricted cash represents funds that were not accessible for general purpose cash needs due to contractual limitations. As of December 31, 2025, 2024, and 2023, the Company’s restricted cash balances in each year was $1.5 million and consisted of $0.7 million held as collateral for corporate credit cards and $0.8 million held as a lease deposit through the end of the lease in November 2030.

Accounts Receivable, Net
Accounts Receivable, Net—Accounts receivable are recorded at the net estimated realizable value and do not bear interest. Accounts receivables are unsecured and represent amounts billed to and currently due from customers. Payment terms are generally short-term in nature and are determined based on the financial stability of the customer. The Company’s expected loss allowance methodology for accounts receivable is developed using historical collection experience, current and estimated future economic and market conditions and periodic evaluation of customers’ receivables balances using relevant available information from internal and external sources relating to past events, current conditions, and forecasts. Historical credit loss experience provides the basis for estimation of expected credit losses and are adjusted as necessary using the relevant information available. The Company writes off accounts receivable balances when it is determined that there is no possibility of collection.

Inventories
Inventories and Costs of Goods Sold—The Company’s products are produced by third-party contract manufacturers (“CMOs”). Inventories consist of finished goods, work-in-process products and promotional products, valued at the lower of cost or net realizable value using the standard cost method, which approximates actual costs determined on a first-in, first-out (“FIFO”) basis. In order to track inventory quantities, the Company uses a perpetual inventory system. Promotional products are charged to cost of goods sold at the time the product is shipped to the Company’s customer.
The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or net realizable value based on its assessment of historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets compared with historical cost, and the remaining shelf life of goods on hand. Inventory write-downs are charged to cost of goods sold.
In addition to inventory and promotional product costs, cost of goods sold also includes freight and inventory inspection costs, and depreciation and amortization of product-related intangible asset and supply agreements.

Fair Value Measurement
Fair Value Measurement—The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:
•Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.
The fair value of the warrant liabilities was estimated using inputs based on management’s judgment and conditions that existed at each reporting date. See “Note 10. Fair Value Measurements” for further details.

Derivatives
Derivatives—The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the consolidated financial statements.
Historically, the Company utilized an interest rate collar to mitigate exposure to variability in cash flows associated with variable-rate debt under its prior credit agreement. The interest rate collar was not designated as a hedging instrument for accounting purposes and changes in fair value were recognized in earnings. The collar arrangement terminated in October 2024, and no derivative contracts related to interest rate collars were outstanding during the year ended December 31, 2025.
Terms of debt instruments are reviewed to determine whether they contain embedded derivative instruments that are required to be accounted for separately from the host contract and recorded on the consolidated balance sheets at fair value under ASC 815.
Warrant Liabilities
The Company accounts for Public Warrants and Private Placement Warrants (each as defined in “Note 9. Financial Instruments”) as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. Specifically, the Public and Private Placement Warrants meet the definition of a derivative but do not qualify for an exception from derivative accounting since the warrants are not indexed to the Company’s stock and, therefore, are precluded from equity classification. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company measures the warrants at fair value at inception and at each reporting date, with changes in fair value recognized in change in fair value of derivative warrant liabilities in the consolidated statements of operations and comprehensive loss in the period of change. The Public Warrants are valued using quoted market prices and are classified within Level 1 of the fair value hierarchy, while the Private Placement Warrants are valued using observable inputs and are classified within Level 2 of the fair value hierarchy. See “Note 9. Financial Instruments” for further discussion of the warrants, including the FPA Warrants (as defined therein).
Embedded Derivative Liabilities
Certain provisions of the Company’s debt arrangements, including prepayment, refinancing and premium features, were determined to contain embedded derivative instruments that require bifurcation from the host debt contract under ASC 815. Embedded derivatives are initially recognized at fair value on the issuance date of the related debt instrument and subsequently remeasured at fair value at each reporting date. Such instruments are measured using valuation techniques that incorporate significant unobservable inputs and are generally classified within Level 3 of the fair value hierarchy. Changes in fair value are recognized in earnings within change in fair value of embedded derivatives in the consolidated statements of operations and comprehensive loss. Embedded derivative liabilities are presented within embedded derivative liabilities on the consolidated balance sheets based on the expected timing of settlement. See “Note 10. Fair Value Measurements” and “Note 7. Debt” for additional information.

Contingent Consideration
Contingent Consideration—Contingent consideration arrangements arising from business combinations are recognized at fair value on the acquisition date in accordance with ASC 805, Business Combinations. Contingent consideration may be classified as either a liability or equity depending on the nature of the arrangement and the terms of settlement.
Contingent consideration classified as a liability is remeasured at fair value at each reporting date until the contingency is resolved, with changes in fair value recognized in earnings within change in fair value of contingent consideration liabilities in the consolidated statements of operations and comprehensive loss. Contingent consideration classified as equity is measured at fair value on the acquisition date and is not subsequently remeasured.
The fair value of contingent consideration is estimated using valuation techniques that incorporate significant unobservable inputs and is classified within Level 3 of the fair value hierarchy. See “Note 10. Fair Value Measurements” and “Note 3. Acquisitions and Strategic Transactions” for additional information.

Prepaid Expenses
Prepaid Expenses—Prepaid expenses are recorded at cost and are recognized in the period in which the related goods or services are received or used. These amounts include deposits made to vendors for inventory production and certain advertising production costs, which are reclassified to inventory or expensed when the related inventory is delivered or the advertising occurs. Prepaid balances are assessed regularly and written off when the underlying goods or services are no longer expected to be received or utilized within the normal operating cycle.

Property and Equipment, Net
Property and Equipment, Net—Property and equipment are stated at cost, net of accumulated depreciation. In the case of a business combination, acquired property and equipment are recognized at their fair value as of the date of acquisition. Following initial recognition, property and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of respective assets. No depreciation is charged to construction in progress. The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Leasehold improvements	Lesser of useful life or term of lease
The Company capitalizes costs related to (i) internal-use software (ii) cloud computing arrangement (“CCA”) implementation costs, and (iii) other software-related costs (e.g., website development costs). These costs are classified as property and equipment in the accompanying consolidated financial statements and amortized on a straight-line basis over the estimated useful life of three years upon being placed in service.
Expenditures for maintenance and repairs are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the consolidated statements of operations and comprehensive loss.

Intangible Assets, Net
Intangible Assets, Net—Intangible assets consist primarily of trademarks and trade names, a supply agreement, customer relationships, and formulations. Intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset to their estimated residual values. The residual value of an intangible asset is generally assumed to be zero, with certain limited exceptions. Finite lived intangible assets are reviewed for impairment when indicators of impairment are present. Indicators of impairment for finite lived intangible assets are the same as those for impairment of long-lived assets. For finite lived intangible assets, an impairment loss is recognized if the carrying amount of the asset exceeds the undiscounted cash flows projected to be generated by the asset. If the finite lived intangible asset is impaired, then the amount of the impairment is calculated as the excess of the asset’s carrying amount over its fair value. After an impairment loss is recognized, the adjusted carrying amount of the intangible asset will be its new accounting basis and the useful life of that asset will be reevaluated.

Impairment of Long-Lived Assets	Impairment of Long-Lived Assets—Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, for each asset group held for use with indicators of impairment, the Company compares the expected future cash flows generated by the asset group, which represents the lowest level at which cash flows are identifiable, with its associated net carrying value. If the net carrying value of the asset group exceeds expected undiscounted cash flows, the excess of the net book value over estimated fair value is charged to impairment loss.
Goodwill
Goodwill—Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. The Company evaluates goodwill for impairment annually on October 1st and at an interim date if events or changes in circumstances indicate the occurrence of a triggering event. The goodwill impairment test is conducted at the reporting unit level. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment.
The fair value of the Company’s reporting units is determined using a combination of the discounted cash flow method under the income approach and the guideline public company method under the market approach. Fair value estimates result from a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions that have been deemed reasonable by management as of the measurement date. Under the discounted cash flow method, fair value is determined by discounting the estimated future cash flows of each reporting unit, which includes the Company’s most recent projected long-term financial forecasts for revenue, earnings, capital expenditures, and working capital. The discount rate used is intended to reflect the risks inherent in the future cash flows of the respective reporting unit. Under the guideline public company method, fair value is estimated using market multiples of various financial metrics observed for the reporting unit’s comparable public companies (Level 3).
During the second quarter of 2025, the Company identified indicators of potential impairment for the Obagi Medical and Milk Makeup reporting units. These indicators primarily included updates to the Company’s operating forecasts, reflecting revised expectations for future revenue growth and profitability, as well as changes in market conditions and valuation multiples for comparable companies. Accordingly, the Company performed a qualitative goodwill impairment assessment as of June 30, 2025, which concluded that it was more likely than not that the fair value of each reporting unit was less than its respective carrying amount. As a result, the Company performed quantitative goodwill impairment tests for both reporting units. During the six months ended June 30, 2025, the Company recorded non‑cash goodwill impairment charges of $132.1 million for the Obagi Medical reporting unit and $20.0 million for the Milk Makeup reporting unit.
The Company subsequently performed its annual goodwill impairment analysis using the quantitative approach as of October 1, 2025 for each reporting unit, which indicated that no additional impairment of goodwill existed.
In connection with its annual goodwill impairment analysis using the qualitative approach as of October 1, 2024, the Company identified indicators of potential impairment for the Obagi Medical reporting unit. These indicators included changes in forecasted performance and market conditions affecting valuation assumptions. Accordingly, the Company performed a quantitative goodwill impairment test and recorded an impairment charge of $5.0 million for the Obagi Medical reporting unit during the year ended December 31, 2024.
The qualitative assessment performed for the Milk Makeup reporting unit as of October 1, 2024, did not indicate that the fair value of the reporting unit was less than its carrying amount. Accordingly, no goodwill impairment was recorded, and the goodwill balance for the Milk Makeup reporting unit remained unchanged.
Changes in market conditions, laws and regulations, and key assumptions made in future qualitative or quantitative assessments, such as expected cash flows, competitive factors, discount rates, and value indications from market transactions, could negatively impact the results of future impairment testing and could result in the recognition of additional future impairment charges.
Leases
Leases—At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the contract contains a lease and upon lease commencement, the Company records a lease liability which represents the Company’s obligation to make lease payments arising from the lease, and a corresponding right-of-use (“ROU”) asset which represents the Company’s right to use an underlying asset during the lease term. Operating lease assets and liabilities are included in right-of-use assets, current portion of lease liabilities and long-term lease liabilities in the accompanying consolidated balance sheets.
ROU assets and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using the Company’s incremental borrowing rate applicable to the underlying asset unless the implicit rate is readily determinable. In determining the incremental borrowing rate, the Company may consider factors such as its estimated credit risk, the term of the lease, the currency in which the lease payments are denominated, and the nature and quality of the underlying leased asset.The incremental borrowing rate, the ROU asset and the lease liability are reevaluated upon a lease modification. ROU assets also include any lease payments made at or before lease commencement and any lease incentives received, if any. The Company determines the lease term as the noncancellable period of the lease and may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company’s leases do not contain any residual value guarantees. Leases with a term of 12 months or less are not recognized on the consolidated balance sheets. For operating leases, the Company recognizes rent expense on a straight-line basis over the lease term. There were no significant finance leases as of December 31, 2025.

Long-term Debt
Long-term Debt—The Company accounts for debt net of debt issuance costs and debt discount. Debt issuance costs and debt discount are capitalized, netted against the related debt for presentation purposes, and amortized to interest expense over the terms of the related debt using the effective interest method.

Revenue Recognition and Distribution
Revenue Recognition—The Company recognizes revenue when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to for those goods or services. In that determination, under ASC 606 the Company follows a five-step model that includes: (1) determination of whether a contract or an agreement between two or more parties that creates legally enforceable rights and obligations exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) performance obligations are satisfied. Net revenue excludes taxes collected by us on behalf of governmental authorities.
Product Sales
The Company’s revenue is primarily generated from product sales to distributors, retailers, physicians and directly to consumers (“DTC”) via its e-commerce platforms. Distributors may resell products to retailers, physicians, or end consumers. To determine when to recognize revenue under ASC 606 in cases where products are sold to distributors, the Company analyzes various factors including its ability to direct products physically held by the distributors, when title and risk of loss transfers, and who ultimately manages the relationship with the end consumer. The Company does not recognize revenue until control of the products is transferred to the distributor.
The Company has determined that each of its products is distinct and represents a separate performance obligation. The Company does not have any contracts that contain multiple performance obligations. Product sales revenue is recognized net of estimated variable considerations such as volume rebates and discounts, markdowns, margin adjustments, allowances and returns. The Company estimates variable consideration using the expected value method and adjusts the transaction price when control of the related product is transferred to the customer.
The Company’s distributors charge us fees for certain services rendered by them, including packing and shipping, marketing and advertising the Company’s products, monitoring product reviews, regulatory services, providing customer service, and generating data and analytical reports on product sales. Distributor fees for services are recognized as a reduction to revenue because the services provided are not distinct from the distributors’ purchase of products.
Typically, customers are required to pay either in advance or between 30 and 90 days from delivery or invoicing,
The Company has different contracted shipping terms with different customers that dictate the timing of payment, passage of legal title, transfer of physical possession, and when assumption of the risks and rewards occur. For distributors (other than the “Physician Channel Provider”) and retailers, depending on the contract, the Company considers transfer of control to have occurred either once the delivery of the product has occurred or once the product has been picked up from the Company’s designated warehouse/distribution center by the customer’s shipping agent, unless the Company is responsible for shipping the goods, in which case transfer of control passes upon delivery to the customer.
Obagi’s operations in the U.S. heavily depend on a single distributor, referred to as the Physician Channel Provider, which manages sales to healthcare professionals in the physician-dispensed channel as well as retail and spa customers. For DTC sales and sales to physicians through the Physician Channel Provider, control transfers upon shipment to the end consumer or physician.
Promotional Products
When the Company provides promotional products (e.g., samples and testers) alongside a related saleable product, their cost is recognized in cost of sales at the same time the related product’s revenue is recognized.
Royalties
The Company generates royalty revenue from products in China by Obagi Hong Kong and until November 2025 in Japan through a strategic licensing agreement with Rohto, a Japanese pharmaceutical manufacturer and distributor that sells a series of OTC and cosmetic products under the Obagi Medical brand name in the Japanese retail skincare channels. Under these agreements, the Company provides or provided the local operators with a license of intellectual property and receives a royalty based upon a percentage of net sales of Obagi-branded products sold in the China Region (as defined under the agreements) and Japan. The Company recognizes revenue for the sales-based royalty at the later of when the local operators make sales of the products or when the purchase obligation has been satisfied. See “Note 3. Acquisitions and Strategic Transactions” for more information on a trademark transfer agreement with Rohto.
Costs to Obtain a Contract with a Customer
The Company expenses sales commissions when incurred as the amortization period is one year or less. These costs are recorded within selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
Contract Balances
The Company’s contracts do not typically give rise to material contract assets or contract liabilities because (i) payment is typically closely aligned with the timing of the Company’s performance or (ii) the Company performs prior to customer payment, and the Company has an unconditional right to payment that represents an account receivable. Similarly, the Company does not recognize material revenue in reporting periods from performance obligations satisfied in previous periods. The Company applies the exemption in ASC 606-10-50-14(a) for ASC 340-40-25-4 related to disclosure of the amount of transaction price allocated to unsatisfied performance obligations for royalty contracts. Because of the short-term nature of product sales contracts, the Company typically does not have other material amounts to disclose related to the transaction price allocated to unsatisfied performance obligations.
Distribution—Costs related to shipping, handling, warehousing and distribution for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, were $5.9 million, $8.7 million, and $6.6 million, respectively. These costs include costs that are incurred in order to get the product from the distribution centers to the end consumer and are included within selling, general and administrative expense (“SG&A”). The Company accounts for shipping and handling activities as fulfillment activities instead of as performance obligations and recognizes these costs as SG&A expenses. Amounts billed to customers for shipping and handling are included in revenue.

Advertising	Advertising—Advertising costs are expensed in the period in which they are incurred.
Research and Development	Research and Development—Research and development costs are expensed as incurred and included in SG&A expense on the consolidated statements of operations and comprehensive loss.
Stock-Based Compensation
Stock-Based Compensation—The Company measures the cost of share-based awards granted to eligible employees, directors, and consultants based on the grant-date fair value of the awards in accordance with ASC 718, Compensation—Stock Compensation. The fair value of stock options and similar awards is estimated using option pricing models, which may include the Black-Scholes option pricing model, lattice-based models, or Monte Carlo simulation techniques, depending on the specific terms of the award. These valuation models require the use of assumptions such as expected term, stock price volatility, dividend yield, risk-free interest rate, and expected exercise behavior.
The fair value of restricted stock is equal to the price of the Company’s ordinary shares on the grant date.
The Company recognizes compensation expense for awards with service conditions on a straight-line basis over the requisite service period, which is generally the vesting period. For awards subject to both service and performance conditions, compensation expense is recognized when achievement of the performance condition is deemed probable and over the remaining requisite service period.
The Company has elected to recognize the effect of forfeitures in the period in which they occur. Share-based awards are classified as equity unless the terms of the award require liability classification or settlement in cash or other assets.

Income Taxes
Income Taxes—The Company accounts for income taxes using the asset and liability approach. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.
The provision for income taxes represents income taxes paid or payable for the current period plus the change in deferred taxes during the period. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether a valuation allowance is required often requires significant judgment including the long-range forecasting of future taxable income and the evaluation of planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made. A valuation allowance of $35.1 million was recorded as of December 31, 2025, and $22.5 million was recorded as of December 31, 2024.
The Company accounts for a tax benefit from an uncertain position in the consolidated financial statements only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If the recognition threshold for the tax position is met, the Company records only the portion of the tax benefit that is greater than 50% likely to be realized. As of December 31, 2025, and December 31, 2024, the Company had no uncertain positions in the consolidated financial statements.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.
Net Loss Per Share	Net Loss Per Share—Basic net loss per share attributable to shareholders of ordinary shares is computed by dividing the Company’s net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted net income per share attributable to holders of ordinary shares is computed by giving effect to all potentially dilutive securities. The net loss per share that is not attributable to the Company is reflected in net loss attributable to noncontrolling interests in the consolidated statements of operations and comprehensive loss.
Noncontrolling Interests
Noncontrolling Interests—Noncontrolling interests represent the portion of Waldencast Partners LP that the Company controls and consolidates but does not own. The Company recognizes each noncontrolling holder’s respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted average ownership interest during the period. The net loss that is not attributable to the Company is reflected in net loss attributable to noncontrolling interests in the consolidated statements of operations and comprehensive loss. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received or paid from the noncontrolling interests carrying amount as additional paid-in-capital.

Commitments and Contingencies
Commitments and Contingencies—In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Standards, Not Yet Adopted
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). Early adoption is permitted and the Company adopted this Update for annual periods beginning after December 15, 2024. The Company elected prospective application. See “Note 15. Income Tax Benefit.”
Recently Issued Accounting Standards, Not Yet Adopted
In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The guidance provides a practical expedient related to the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606, Revenue from Contracts with Customers by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025 and interim periods within those annual reporting periods, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its future consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. The guidance will require disaggregated disclosures and of certain cost and expense categories presented on the face of the income statement. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its future consolidated financial statements.
The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations, cash flows, and disclosures.